Equity (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2018 USD ($) shares		Mar. 31, 2017 INR (₨) shares	Mar. 31, 2016 INR (₨) shares
Disclosure of classes of share capital [line items]
Authorized share capital	240,000,000			240,000,000
Amount of shares authorised | ₨	₨ 1,200			₨ 1,200
Fully Paid Up Share Capital
As at April 1 | ₨	829			853
Add: Shares issued on exercise of stock options | ₨	1			1	₨ 1
Less: Buyback of equity shares | ₨	0			(25)
As at March 31	₨ 830	$ 13	[1]	₨ 829	₨ 853
Opening number of equity shares/share capital	165,741,713	165,741,713		170,607,653
Add: Issue of equity shares on exercise of options	169,194	169,194		211,564
Less: Buyback of equity shares	0	0		(5,077,504)
Closing number of equity shares/share capital	165,910,907	165,910,907		165,741,713	170,607,653

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))